Note 6 - Notes Payable	9 Months Ended
Apr. 30, 2013
Debt Disclosure [Abstract]
Note 6 - Notes Payable

Note 6 – Notes payable:

A summary of notes payable as of April 30, 2013 and July 31, 2012 are as follows:

	April 30, 2013	July 31, 2012
Various third parties	$911,186	$911,186

The note is due on demand, bears interest at 5% per annum and is unsecured.

During the nine months period ended April 30, 2013, the Company accrued interest totaling $34,169 in respect of this loan. As at April 30, 2013, the amount of  $111,173 (July 31, 2012 - $77,004) is reflected on the Company’s balance sheets as accounts payable and accrued expense.